NOTES PAYABLE (Details) - USD ($)	Aug. 25, 2023	Mar. 31, 2025	Dec. 31, 2024	Jul. 01, 2024	Dec. 31, 2023	Dec. 01, 2023	Jun. 01, 2023
NOTES PAYABLE
Accrued interest		$ 142,055	$ 217,823
Notes payable		2,260,338	2,217,823
Monthly installments	5 days
Secured Promissory Note
NOTES PAYABLE
Promissory note face value							$ 475,000
Principal reduction payment							10,000
Renewal cost for promissory note				$ 15,719		$ 15,719	$ 16,341
Air Life Promissory Note
NOTES PAYABLE
Promissory note face value	$ 2,000,000
Due date	18 months
Interest rate compounded daily	0.0211%
Annual interest rate	8.00%
Accrued interest		$ 260,338	$ 217,823		$ 53,013